Derivative warrant liabilities	12 Months Ended
Dec. 31, 2017
Derivative warrant liabilities [Abstract]
Derivative warrant liabilities
Derivative warrant liabilities
In accordance with IFRS, a contract to issue a variable number of shares fails to meet the definition of equity and must instead be classified as a derivative liability and measured at fair value with changes in fair value recognized in the consolidated statements of operations and comprehensive loss at each period-end. The derivative liabilities will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised, or will be extinguished on the expiry of the outstanding warrants, and will not result in the outlay of any cash by the Company. Immediately prior to exercise, the warrants are remeasured at their estimated fair value. Upon exercise, the intrinsic value is transferred to share capital (the intrinsic value is the share price at the date the warrant is exercised less the exercise price of the warrant) . Any remaining fair value is recorded through the statement of operations and comprehensive loss as part of the change in estimated fair value of derivative warrant liabilities.

	December 28, 2016 Warrants		February 14, 2014 Warrants		Total
	# of warrants (in thousands)	$	# of warrants (in thousands)	$	# of warrants (in thousands)	$
Balance at January 1, 2017	6,388	7,405	3,748	1,733	10,136	9,138
Conversion to equity (common shares) upon exercise of warrants	(2,865)	(12,421)	(2,010)	(8,848)	(4,875)	(21,269)
Revaluation of derivative warrant liability upon exercise of warrants	—	(3,844)	—	(1,013)	—	(4,857)
Revaluation of derivative warrant liability	—	17,808	—	10,973	—	28,781
Balance at December 31, 2017	3,523	8,948	1,738	2,845	5,261	11,793

Balance at January 1, 2016	—	—	4,548	5,499	4,548	5,499
Issuance of warrants pursuant to December 28, 2016 financing	6,388	7,223	—	—	6,388	7,223
Conversion to equity (common shares) upon exercise of warrants	—	—	(800)	(1,852)	(800)	(1,852)
Revaluation of derivative warrant liability	—	182	—	(1,914)	—	(1,732)
Balance at December 31, 2016	6,388	7,405	3,748	1,733	10,136	9,138

Derivative warrant liability related to December 28, 2016 Bought Deal public offering
On December 28, 2016, the Company completed a $28,750,000 Bought Deal public offering (the Offering). Under the terms of the Offering, the Company issued 12,778,000 units at a subscription price per Unit of $2.25, each Unit consisting of one common share and one-half (0.50) of a common share purchase warrant (a Warrant), exercisable for a period of five years from the date of issuance at an exercise price of $3.00. The holders of the Warrants issued pursuant to this offering may elect, if the Company does not have an effective registration statement registering or the prospectus contained therein is not available for the issuance of the Warrant Shares to the holder, in lieu of exercising the Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Warrants. The fair value is determined by multiplying the number of Warrants to be exercised by the weighted average market price less the exercise price with the difference divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.
At initial recognition on December 28, 2016, the Company recorded a derivative warrant liability of $7,223,000 based on the estimated fair value of the Warrants with allocated share issuance costs of $655,000 recognized as other expense.
In 2017, certain holders of warrants exercised at $3.00 per share for a gross proceeds of $8,596,000. These Warrants had an estimated fair value of $16,266,000 on the dates of exercise, determined using the Black-Scholes warrant pricing model. Of this amount $12,421,000 was transferred from derivative warrant liabilities to equity (common shares) and $3,844,000 was recorded through the statement of operations and comprehensive loss as a part of the change in estimated fair value of derivative warrant liabilities. No warrants were exercised during the same period in 2016.
The Company uses the Black-Scholes pricing model to estimate fair value. The Company considers expected volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the life of the Warrants was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of issue. The life of warrant is based on the contractual term.
As at December 31, 2017, the Company revalued the remaining derivative warrants at an estimated fair value of $8,948,000 (December 31, 2016 – $7,405,000). The Company recorded an increase in the estimated fair value of the derivative warrant liability of $17,808,000 for the year ended December 31, 2017 (2016 - $182,000).
The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2017 and December 31, 2016.

	2017	2016
Annualized volatility	55%	76%
Risk-free interest rate	2.08%	1.92%
Life of warrants in years	3.99	5.00
Dividend rate	0.0%	0.0%
Market price	4.53	2.10
Fair value per Warrant	2.54	1.16
Derivative warrant liability related to February 14, 2014 private placement offering
On February 14, 2014, the Company completed a $52,000,000 private placement. Under the terms of the Offering, the Company issued 18,919,404 units at a subscription price per Unit of $2.7485, each Unit consisting of one common share and one-quarter (0.25) of a common share purchase warrant (a Warrant), exercisable for a period of five years from the date of issuance at an exercise price of $3.2204. The holders of the Warrants issued pursuant to the February 14, 2014 private placement may elect, in lieu of exercising the Warrants for cash, a cashless exercise option to receive common shares equal to the fair value of the Warrants based on the number of Warrants to be exercised multiplied by a five-day weighted average market price less the exercise price with the difference divided by the weighted average market price. If a Warrant holder exercises this option, there will be variability in the number of shares issued per Warrant.
In 2017, certain holders of these Warrants elected this option and the Company issued 1,154,000 common shares on the cashless exercise of 1,983,000 Warrants. These Warrants had an estimated fair value of $9,861,000 at the dates of exercise, determined using the Black-Scholes warrant pricing model. Of this amount, $8,848,000 was transferred from derivative warrant liabilities to equity (common shares) and $1,013,000 was recorded through the statement of operations and comprehensive loss as part of the change in estimated fair value of derivative warrant liabilities. One holder of 27,000 warrants exercised these warrants for cash and received 27,000 common shares. The Company received cash proceeds of $88,000.
In 2016, certain holders of these Warrants elected the cashless exercise option and the Company issued 256,860 common shares on the exercise of 800,432 Warrants with an estimated fair value of $1,852,000.
As at December 31, 2017, the Company revalued the remaining derivative warrant liability at an estimated fair value of $2,845,000 (December 31, 2016 – $1,733,000). The Company recorded an increase in the estimated fair value of the derivative warrant liability of $10,973,000 (2016 – decrease in the estimated fair value of the derivative warrant liability $1,914,000).
The Company considers expected volatility of its common shares in estimating its future stock price volatility. The risk-free interest rate for the expected life of the Warrants was based on the yield available on government benchmark bonds with an approximate equivalent remaining term at the time of the grant. The expected life is based on the contractual term.
The Company uses the Black-Scholes pricing model to estimate fair value. The following assumptions were used to estimate the fair value of the derivative warrant liability on December 31, 2017 and December 31, 2016.

	2017	2016
Annualized volatility	48%	61%
Risk-free interest rate	1.76%	1.21%
Life of warrants in years	1.12	2.12
Dividend rate	0.0%	0.0%
Market price	4.53	2.10
Fair value per Warrant	1.64	0.46
These derivative warrant liabilities are Level 3 recurring fair value measurements.
The key Level 3 inputs used by management to estimate the fair value are the market price and the expected volatility. If the market price were to increase by a factor of 10%, this would increase the estimated fair value of the obligation by approximately $1,672,000 as at December 31, 2017. If the market price were to decrease by a factor of 10%, this would decrease the estimated fair value of the obligation by approximately $1,945,000. If the volatility were to increase by 10%, this would increase the estimated fair value of the obligation by approximately $524,000. If the volatility were to decrease by 10%, this would decrease estimated fair value of the obligation by approximately $523,000 as at December 31, 2017.